Share-Based Compensation - Schedule of Fair Value Assumptions for Options (Details) (Mymd Pharmaceuticals Inc.) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Nov. 11, 2020
Minimum [Member]
Common stock grant date fair value			$ 5.00
Mymd Pharmaceuticals Inc. [Member]
Common stock grant date fair value	$ 1.00	$ 1.00
Expected dividend yield	0.00%	0.00%
Expected term	5 years	5 years
Mymd Pharmaceuticals Inc. [Member] | Minimum [Member]
Risk-free interest rate	0.27%	1.37%
Expected stock volatility	73.00%	70.90%
Mymd Pharmaceuticals Inc. [Member] | Maximum [Member]
Risk-free interest rate	1.43%	2.42%
Expected stock volatility	75.80%	72.40%